Other Equity Instruments - Summary of Coupon Details - Perpetual Cumulative Subordinated Bonds (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other equity instruments [line items]
Borrowings	€ 12,061	€ 13,635
Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Borrowings	454	454	€ 454
Perpetual cumulative subordinated bonds [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Borrowings	€ 454	454
Perpetual cumulative subordinated bonds [member] | EUR 203 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	4.26%
Borrowings original currency	EUR
Coupon date	Annual, March 4
Year of next call	2021
Borrowings	€ 203	203	203
Perpetual cumulative subordinated bonds [member] | EUR 203 million [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Coupon rate	4.26%
Borrowings original currency	EUR
Coupon date	Annual, March 4
Year of next call	2021
Borrowings	€ 203	203
Perpetual cumulative subordinated bonds [member] | EUR 114 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	1.506%
Borrowings original currency	EUR
Coupon date	Annual, June 8
Year of next call	2025
Borrowings	€ 114	114	114
Perpetual cumulative subordinated bonds [member] | EUR 114 million [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Coupon rate	1.506%
Borrowings original currency	EUR
Coupon date	Annual, June 8
Year of next call	2025
Borrowings	€ 114	114
Perpetual cumulative subordinated bonds [member] | EUR 136 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	1.425%
Borrowings original currency	EUR
Coupon date	Annual, October 14
Year of next call	2028
Borrowings	€ 136	136	€ 136
Perpetual cumulative subordinated bonds [member] | EUR 136 million [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Coupon rate	1.425%
Borrowings original currency	EUR
Coupon date	Annual, October 14
Year of next call	2028
Borrowings	€ 136	€ 136